Unaudited Consolidated Statements of (Loss) Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
REVENUES
Net pool revenues (note 12a)	$ 49,174	$ 92,022	$ 250,426	$ 263,510
Time charter revenues (note 12a)	23,276	20,339	68,884	48,387
Voyage charter revenues	23,176	5,502	59,750	20,327
Other revenues (notes 6 and 16)	8,995	8,538	30,132	12,983
Total revenues	104,621	126,401	409,192	345,207
Voyage expenses (note 12a)	(14,933)	(2,653)	(37,514)	(10,164)
Vessel operating expenses (note 12a)	(44,783)	(35,267)	(136,245)	(87,085)
Time-charter hire expense	(11,335)	(21,382)	(47,964)	(53,178)
Depreciation and amortization	(25,888)	(17,878)	(78,576)	(48,346)
General and administrative expenses (note 12a)	(3,572)	(4,310)	(13,774)	(10,992)
Loss on sale of vessel	(137)	0	(137)	0
Asset impairments (note 13)	(7,766)	0	(14,186)	0
Restructuring charges (note 16)	0	(327)	0	(4,772)
(Loss) income from operations	(3,793)	44,584	80,796	130,670
Interest expense	(6,809)	(4,008)	(22,421)	(9,659)
Interest income	18	28	70	67
Realized and unrealized gain (loss) on derivative instruments (note 8)	3,629	(1,031)	(7,902)	(2,095)
Equity income (note 5)	1,045	2,762	9,599	8,931
Other income (expense) (note 9)	453	(1,385)	(4,133)	(1,838)
Net (loss) income	$ (5,457)	$ 40,950	$ 56,009	$ 126,076
Per common share amounts (note 14)
- Basic earnings per share (usd per share)	$ (0.03)	$ 0.31	$ 0.36	$ 1.02
- Diluted earnings per share (usd per share)	(0.03)	0.30	0.36	1.02
- Cash dividends declared (usd per share)	$ 0.06	$ 0.03	$ 0.15	$ 0.09
Weighted-average number of Class A and Class B common stock outstanding (note 14)
- Basic (shares)	156,284,136	134,630,768	156,192,572	121,933,274
- Diluted (shares)	156,284,136	135,174,756	156,458,691	122,504,070